Net borrowings - Net borrowings by currency (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 1,439	£ 2,285	£ 2,749
Gross borrowings	(16,980)	(16,422)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	542	1,315
Gross borrowings	(5,751)	(3,260)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	48	61
Gross borrowings	(3,864)	(2,943)
Cash and cash equivalents in cash-pooling arrangements	21
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	46	67
Gross borrowings	(6,227)	(9,214)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	123	26
Gross borrowings	(31)	(74)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	25	14
Gross borrowings	(286)	(264)
Hungarian forint
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	3	2
Gross borrowings	(261)	(214)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	28	53
Gross borrowings	(253)	(254)
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	199	290
Gross borrowings	(63)	(75)
Nigerian naira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	83	133
Gross borrowings	0	0
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	342	324
Gross borrowings	£ (244)	(124)
Turkish lira and Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements		£ 23